Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficit) Unaudited - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Non-Voting Common Shares	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Total
Balance at Mar. 10, 2022
Balance (in Shares) at Mar. 10, 2022
Issuance of Class B ordinary shares to Sponsor		$ 494		24,712	(206)		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		4,935,622
Net Income (loss)						(8,687)	(8,687)
Balance at Dec. 31, 2022		$ 494		24,712	(206)	(8,687)	16,313
Balance (in Shares) at Dec. 31, 2022		4,935,622
Balance at May. 31, 2022	$ 3,104					(5,276)	(2,172)
Balance (in Shares) at May. 31, 2022	3,221,252	1,062,244	168,832
Settlement of Shareholder Advances	$ 1,979						1,979
Settlement of Shareholder Advances (in Shares)	1,854,168
Stock-based Compensation				7			7
Net Income (loss)						(150)	(150)
Balance at Aug. 31, 2022	$ 5,083			7		(5,426)	(336)
Balance (in Shares) at Aug. 31, 2022	5,075,420	1,062,244	168,832
Balance at May. 31, 2022	$ 3,104					(5,276)	(2,172)
Balance (in Shares) at May. 31, 2022	3,221,252	1,062,244	168,832
Net Income (loss)							(803)
Balance at Feb. 28, 2023	$ 5,083			39		(6,080)	(958)
Balance (in Shares) at Feb. 28, 2023	5,075,420	1,062,244	168,832
Balance at Aug. 31, 2022	$ 5,083			7		(5,426)	(336)
Balance (in Shares) at Aug. 31, 2022	5,075,420	1,062,244	168,832
Stock-based Compensation				16			16
Net Income (loss)						(385)	(385)
Balance at Nov. 30, 2022	$ 5,083			23		(5,811)	(705)
Balance (in Shares) at Nov. 30, 2022	5,075,420	1,062,244	168,832
Stock-based Compensation				16			16
Net Income (loss)						(269)	(269)
Balance at Feb. 28, 2023	$ 5,083			39		(6,080)	(958)
Balance (in Shares) at Feb. 28, 2023	5,075,420	1,062,244	168,832
Balance at Dec. 31, 2022		$ 494		24,712	(206)	(8,687)	16,313
Balance (in Shares) at Dec. 31, 2022		4,935,622
Issuance of Placement Units	$ 57			5,653,693			5,653,750
Issuance of Placement Units (in Shares)	565,375
Issuance of Representative Shares	$ 10			132,470			$ 132,480
Issuance of Representative Shares (in Shares)	103,500						565,375
Proceeds allocated to Public Warrants				3,392,500			$ 3,392,500
Allocation of Issuance Costs				(206,223)			(206,223)
Accretion Redemption Value of Class A Ordinary Shares				(8,997,152)		(6,660,863)	(15,658,015)
Cash received for stock subscription receivable					206		206
Forward Purchase Agreement						(8,810,000)	(8,810,000)
Net Income (loss)	5,889,800	2,724,802				8,614,602	8,614,602
Balance at Dec. 31, 2023	$ 67	$ 494				(6,864,948)	(6,864,387)
Balance (in Shares) at Dec. 31, 2023	668,875	4,935,622
Balance at May. 31, 2023	$ 5,083			55		(6,523)	(1,385)
Balance (in Shares) at May. 31, 2023	5,075,420	1,062,244	168,832
Stock-based Compensation				13			13
Net Income (loss)						(416)	(416)
Balance at Aug. 31, 2023	$ 5,083			68		(6,939)	(1,788)
Balance (in Shares) at Aug. 31, 2023	5,075,420	1,062,244	168,832
Balance at May. 31, 2023	$ 5,083			55		(6,523)	(1,385)
Balance (in Shares) at May. 31, 2023	5,075,420	1,062,244	168,832
Net Income (loss)							(6,463)
Balance at Feb. 29, 2024	$ 72,351			(75,508)		(12,985)	(16,142)
Balance (in Shares) at Feb. 29, 2024	17,995,436
Balance at Aug. 31, 2023	$ 5,083			68		(6,939)	(1,788)
Balance (in Shares) at Aug. 31, 2023	5,075,420	1,062,244	168,832
Stock-based Compensation				33			33
Conversion of Convertible Debentures		$ 1,496					1,496
Conversion of Convertible Debentures (in Shares)		517,352
Net Income (loss)						(740)	(740)
Balance at Nov. 30, 2023	$ 5,083	$ 1,496		101		(7,679)	(999)
Balance (in Shares) at Nov. 30, 2023	5,075,420	1,579,596	168,832
Stock-based Compensation				10			10
Conversion of Convertible Notes Payable		$ 6,843					6,843
Conversion of Convertible Notes Payable (in Shares)		1,253,770
Issuance of Service Shares		$ 1,558					1,558
Issuance of Service Shares (in Shares)		385,297
Legacy Horizon Share Exchange	$ 9,897	$ (9,897)
Legacy Horizon Share Exchange (in Shares)	3,588,869	(3,218,663)	(168,832)
New Horizon Shares on Effective Date	$ 55,531			(75,619)			(20,088)
New Horizon Shares on Effective Date (in Shares)	7,251,939
Incentive Shares
Incentive Shares (in Shares)	954,013
Capital Markets Advisory Shares	$ 1,840						1,840
Capital Markets Advisory Shares (in Shares)	740,179
Underwriter Shares Issued
Underwriter Shares Issued (in Shares)	385,016
Net Income (loss)						(5,306)	(5,306)
Balance at Feb. 29, 2024	$ 72,351			$ (75,508)		$ (12,985)	$ (16,142)
Balance (in Shares) at Feb. 29, 2024	17,995,436